Inventories - Schedule of Inventories (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Finished goods	$ 109,824	$ 240,917	$ 10,827
Raw materials	95,905	98,937
Packing supplies and materials	22,505	571
Total inventories	$ 228,234	$ 340,425	$ 10,827